Components of income tax expense - (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense Benefit Continuing Operations Abstract
CurrentIncomeTaxExpense	$ 14,767	$ 37,427	$ 109,088
Deferred Income Tax Expense Benefit Continuing Operations Abstract
Deferred Income Tax Expense Benefit	43,512	(288,754)	(135,491)
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
PUERTO RICO
Current Income Tax Expense Benefit Continuing Operations Abstract
Current Federal Tax Expense (Benefit)	7,814	27,118	108,090
Deferred Income Tax Expense Benefit Continuing Operations Abstract
Deferred Federal Income Tax Expense (Benefit)	12,569	(90,796)	(138,632)
ValuationAllowanceDeferredTaxAssetChangeInAmount	8,034	0	0
Income Tax Reconciliation Change in Deferred Tax Asset	20,048	(197,467)	0
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
UNITED STATES
Current Income Tax Expense Benefit Continuing Operations Abstract
Current Federal And States Tax Expense (Benefit)	6,953	10,309	998
Deferred Income Tax Expense Benefit Continuing Operations Abstract
Deferred Federal And States Income Tax Expense (Benefit)	$ 2,861	$ (491)	$ 3,141